SHARE BASED PAYMENTS (Details Narrative)			12 Months Ended
	Dec. 18, 2023 shares	Dec. 10, 2020 shares Integer	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 $ / shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($) shares
IfrsStatementLineItems [Line Items]
Expenses arising from share-based payments | $			$ 124,177	$ 125,500		$ 437,508
Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Expenses arising from share-based payments | $				(101,043)		$ 101,043
Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Expenses arising from share-based payments | $				34,368		$ 26,459
Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Expenses arising from share-based payments | $				27,739		$ 16,719
Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued							15,000,000
Expenses arising from share-based payments | $						16,041	$ 38,500
Class A Performance Rights [member] | Dr Lindsay Wakefield [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		5,000,000					3,750,000
Expenses arising from share-based payments | $						4,010	$ 9,625
Class A Performance Rights [member] | Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		7,500,000					6,250,000
Expenses arising from share-based payments | $						6,684	$ 16,042
Class A Performance Rights [member] | Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		7,500,000					5,000,000
Expenses arising from share-based payments | $						$ 5,347	$ 12,833
Class A Performance Rights [member] | Mr Nicholas Burrows [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued | Integer		5,000,000
Class B Performance Rights [member] | Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class B Performance Rights [member] | Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class C Performance Rights [member] | Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class C Performance Rights [member] | Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Share consolidation of equity securities	one (1) security for every 100 securities
Expenses arising from share-based payments | $				$ 62,107		$ 43,178
Option exercise price | $ / shares					$ 0.0
Consecutive share price hurdle						15 days
Consecutive share price | $ / shares					$ 0.016
Expected life of an option						3 years
Performance hurdles, description						The performance rights for key management personnel vest and are exercisable upon the Share price reaching A$0.016 while or greater for more than 15-day consecutive ASX trading days.
Performance Rights [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Expected life of an option						2 years
Expected volatility						149.00%
Performance Rights [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Expected life of an option						3 years
Expected volatility						161.00%
Performance Rights [member] | Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Performance Rights [member] | Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued	200,000					20,000,000
Performance Rights [member] | Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued	200,000					20,000,000
Performance Rights [member] | Other related parties [member]
IfrsStatementLineItems [Line Items]
Expected life of an option						2 years